RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Operating Leases, Rent Expense		$ 500	$ 500
Operating Leases, Rent Expense, Sublease Rentals	$ 1,500	1,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense		$ 3,000	3,000	$ 36,000
Operating Leases, Rent Expense, Sublease Rentals			$ 5,500